497(j)

002-96223/811-03240

VIA EDGAR

March 1, 2006

Division of Investment Management

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A ("Registrant")

The Variable Annuity Life Insurance Company ("Depositor")

Post-Effective Amendment on Form N-4

File Nos.: 002-96223 and 811-03240

Impact/UIT-981 Fixed and Variable Deferred Annuity

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, please be advised that the February 27, 2006 Registration Statement for The Variable Annuity Life Insurance Company Separate Account A Impact/UIT-981 Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 40 and Amendment No. 116 as filed electronically with the Securities and Exchange Commission, accession number 0001193125-06-040162.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ KATHERINE STONER

Katherine Stoner

Senior Counsel